Condensed Statements of Changes in Shareholders' Equity - USD ($)	Total	Class A ordinary shares [Member]	Class B ordinary shares [Member]	Common Stock [Member] Class A ordinary shares [Member]	Common Stock [Member] Class B ordinary shares [Member]	Additional Paid-in Capital	Accumulated Deficit	Rocket Lab USA, Inc.	Rocket Lab USA, Inc. Redeemable Convertible Preferred Stock [Member]	Rocket Lab USA, Inc. Common Stock [Member]	Rocket Lab USA, Inc. Additional Paid-in Capital	Rocket Lab USA, Inc. Accumulated Deficit	Rocket Lab USA, Inc. AOCI Attributable to Parent [Member]
Balance at Beginning at Dec. 31, 2018								$ (93,011,000)	$ 254,460,000		$ 9,651,000	$ (102,326,000)	$ (336,000)
Balance at Beginning (in Shares) at Dec. 31, 2018									30,680,373	7,924,028
Net loss								(30,360,000)				(30,360,000)
Exercise of stock options								$ 655,000			655,000
Exercise of stock options (in Shares)								152,247		152,247
Stock-based compensation								$ 3,930,000			3,930,000
Issuance of common stock warrant								769,000
Other comprehensive income								257,000					257,000
Balance Ending at Dec. 31, 2019								(118,529,000)	$ 254,460,000		14,236,000	(132,686,000)	(79,000)
Balance Ending (in Shares) at Dec. 31, 2019									30,680,373	8,076,275
Issuance of Series E-1redeemable preferred stock for cash									$ 20,500,000
Issuance of Series E-1redeemable preferred stock for cash (in Shares)									650,140,000
Net loss								(23,453,000)				(23,453,000)
Exercise of stock options								22,000			22,000
Exercise of stock options (in Shares)										10,506,000
Stock-based compensation								1,923,000			1,923,000
Issuance of common stock for business combination (Shares)										272,727,000
Other comprehensive income								(367,000)					(367,000)
Balance Ending at Jun. 30, 2020								(140,404,000)	$ 274,960,000		16,181,000	(156,139,000)	(446,000)
Balance Ending (in Shares) at Jun. 30, 2020									31,330,513	8,359,508
Issuance of Series E-1redeemable preferred stock for cash									$ 20,500,000
Issuance of Series E-1redeemable preferred stock for cash (in Shares)									650,140
Balance at Beginning at Dec. 31, 2019								(118,529,000)	$ 254,460,000		14,236,000	(132,686,000)	(79,000)
Balance at Beginning (in Shares) at Dec. 31, 2019									30,680,373	8,076,275
Net loss								(55,005,000)				(55,005,000)
Exercise of stock options								$ 978,000			978,000
Exercise of stock options (in Shares)								305,867		305,867
Stock-based compensation								$ 4,218,000			4,218,000
Issuance of common stock for business combination (Shares)										272,727
Issuance of common stock warrant								496,000			496,000
Other comprehensive income								1,134,000					1,134,000
Balance Ending at Dec. 31, 2020	$ 5,000,004	$ 397	$ 800	$ 397	$ 800	$ 17,340,758	$ (12,341,951)	(166,708,000)	$ 274,960,000		19,928,000	(187,691,000)	1,055,000
Balance Ending (in Shares) at Dec. 31, 2020		3,974,267	8,000,000	3,974,267	8,000,000				31,330,513	8,654,869
Balance at Beginning at Jul. 27, 2020	0			$ 0	$ 0	0	0
Balance at Beginning (in Shares) at Jul. 27, 2020				0	0
Balance at Beginning at Jul. 27, 2020	0			$ 0	$ 0	0	0
Balance at Beginning (in Shares) at Jul. 27, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 863	24,137
Issuance of Class B ordinary shares to Sponsor (in Shares)					8,625,000
Sale of 32,000,000 Units, net of underwriting discounts, offering costs, and warrant liabilities	293,547,618			$ 3,200		293,544,418
Sale of 32,000,000 Units, net of underwriting discounts, offering costs, and warrant liabilities (in Shares)				32,000,000
Excess of proceeds from the sale of private placement warrants to Sponsor	4,026,667					4,026,667
Forfeiture of Founder Shares					$ (63)	63
Forfeiture of Founder Shares (in Shares)					(625,000)
Class A ordinary shares subject to possible redemption	(280,257,330)			$ (2,803)		(280,254,527)
Class A ordinary shares subject to possible redemption (in Shares)				(28,025,733)
Net loss	(12,341,951)						(12,341,951)
Balance Ending at Dec. 31, 2020	5,000,004	$ 397	$ 800	$ 397	$ 800	17,340,758	(12,341,951)	(166,708,000)	$ 274,960,000		19,928,000	(187,691,000)	1,055,000
Balance Ending (in Shares) at Dec. 31, 2020		3,974,267	8,000,000	3,974,267	8,000,000				31,330,513	8,654,869
Class A ordinary shares subject to possible redemption	23,560,260	$ 236				23,560,024
Class A ordinary shares subject to possible redemption (in Shares)		2,356,026
Net loss	(23,560,263)					(23,560,263)
Balance Ending at Mar. 31, 2021	5,000,001	$ 633	$ 800			40,900,782	(35,902,214)
Balance Ending (in Shares) at Mar. 31, 2021		6,330,293	8,000,000
Balance at Beginning at Dec. 31, 2020	5,000,004	$ 397	$ 800	$ 397	$ 800	17,340,758	(12,341,951)	(166,708,000)	$ 274,960,000		19,928,000	(187,691,000)	1,055,000
Balance at Beginning (in Shares) at Dec. 31, 2020		3,974,267	8,000,000	3,974,267	8,000,000				31,330,513	8,654,869
Forfeiture of Founder Shares	(40,000,000)
Net loss	(24,619,357)							(32,547,000)				(32,547,000)
Exercise of stock options								772,000			772,000
Exercise of stock options (in Shares)										85,153,000
Stock-based compensation								2,379,000			2,379,000
Other comprehensive income								1,074,000					1,074,000
Balance Ending at Jun. 30, 2021	(59,362,023)		$ 800				(59,362,823)	(195,030,000)	$ 274,960,000		23,079,000	(220,238,000)	2,129,000
Balance Ending (in Shares) at Jun. 30, 2021			8,000,000						31,330,513	8,740,022
Balance at Beginning at Mar. 31, 2021	5,000,001	$ 633	$ 800			40,900,782	(35,902,214)
Balance at Beginning (in Shares) at Mar. 31, 2021		6,330,293	8,000,000
Class A ordinary shares subject to possible redemption	(63,302,930)	$ (633)				$ (40,900,782)	(22,401,515)
Class A ordinary shares subject to possible redemption (in Shares)		(6,330,293)
Net loss	(1,059,094)						(1,059,094)
Balance Ending at Jun. 30, 2021	$ (59,362,023)		$ 800				$ (59,362,823)	$ (195,030,000)	$ 274,960,000		$ 23,079,000	$ (220,238,000)	$ 2,129,000
Balance Ending (in Shares) at Jun. 30, 2021			8,000,000						31,330,513	8,740,022